Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pointbreak ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 29, 2016
Pointbreak China Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	POINTBREAK CHINA INDEX FUND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pointbreak China Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Solactive China Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Other Expenses are estimated amounts for the current fiscal year, as the Fund has not commenced operations as of the date of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will generally invest at least 90% of its total assets in common stocks that comprise the Solactive China Index (the “Underlying Index”). The Index and Fund are non-diversified, which means that changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The index provider, Solactive AG (“Solactive” or the “Index Provider”), constructs the Underlying Index in a three-step process consisting of identifying the universe of eligible Chinese companies, selecting the 80 largest companies, and determining the relative weighting of each company. Each of these three steps is described below.

The Index Provider followed this selection process to initially construct the Underlying Index, and then reviews the composition and weighting of the Underlying Index quarterly to determine if it needs to be rebalanced, reconstituted, or both. The quarterly review takes place on designated “selection days.” Selection days are the last business day in February, May, August and November. Where there is a market holiday in either China or Hong Kong on the last business day of February, May, August or November, then the selection day will be the last day prior to the last business day of the month where both markets are open. Any constituent changes will be implemented after the close of business on the third Friday of March, June, September and December.

Companies Eligible for Inclusion in the Index. The Underlying Index is designed to track the performance of the common stock of the 80 Chinese companies that have the largest “free-float market capitalizations,” have a minimum average daily value traded over the past 3 months of $1,000,000, and that are listed and traded on either the Hong Kong Stock Exchange or on exchanges in the United States, including the New York Stock Exchange, NASDAQ, and BATS. A company is deemed a Chinese company by the Index Provider if it meets any of the following definitions: (1) it is incorporated or headquartered in China (i.e., the People’s Republic of China (“PRC”)); (2) a controlling shareholder is affiliated with or controlled by the government of China; (3) during the company’s most recent fiscal year, it derived at least 50% of its revenue or profits from goods produced or sold, investments made, or services performed in China; (4) it has at least 50% of its assets in China; or (5) it is either headquartered and incorporated in Hong Kong, or is headquartered in Hong Kong and incorporated in another country because that country offers beneficial tax treatment.

Only Chinese securities that are freely available to international investors are eligible for the Underlying Index. These include H-Shares (securities of companies incorporated in the PRC that are denominated in Hong Kong dollars and listed on the Hong Kong Exchange), N-Shares (securities of companies incorporated in the PRC and certain foreign jurisdictions and listed for foreign investment on stock exchanges in the United States and denominated in US dollars), certain Hong Kong listed securities known as Red-Chips (issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC and derive substantial revenues or allocate substantial assets in the PRC) and P-Chips (issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues or allocate substantial assets in the PRC). Each security in the Underlying Index is a current constituent of the Solactive All-World Index. The components of the Underlying Index, and the degree to which these components represent certain industries may change over time.

Index Composition. On each selection day, the Index Provider goes through the selection process to determine the composition of the Underlying Index. The Index Provider first identifies the universe of eligible Chinese companies, which are companies that are deemed by the Index Provider to be a Chinese company in accordance with the definition described above. The Index Provider then ranks all of the companies within this universe by their total free-float market capitalization and will select the 80 companies with the largest such free-float market capitalization for inclusion in the Underlying Index, unless there are less than 80 such companies (which is rarely, if ever, expected to occur), in which case all such companies will be selected for inclusion. The free-float market capitalization of a security differs from the total market capitalization of the security in that the free-float calculation does not include the value of shares held by a typically single controlling entity and that would not normally be available to trade in the marketplace. Securities in the Underlying Index are weighted based on the total free-float market capitalization of their shares, so that securities with higher total free-float market capitalization generally have a higher representation in the Underlying Index.

As of March 7, 2016, the Underlying Index was composed entirely of 80 large-cap and mid-cap stocks of Chinese companies. For these purposes, “large-cap” is defined as companies with a market capitalization of $10 billion and over and “mid-cap” is defined as companies with market capitalization of $2 billion or greater and less than $10 billion.

Index Weighting. On each selection day, after determining the composition of the Underlying Index, the Index Provider determines the weighting of the components of the Underlying Index. Each security in the Underlying Index has an initial weight equal to its free-float market capitalization. Any single issuer that exceeds 20% of the weight of the Underlying Index is capped at 20%. Additionally, for issuers whose weights exceed 4.5%, they will be capped at an aggregate weight of 45% of the Underlying Index. Solactive will redistribute the excess weight from issuers whose initial market capitalization exceeded 20% of the Underlying Index or for those issuers whose weight is 4.5% that in aggregate exceed 45% of the weight of the Underlying Index among the remaining issuers in proportion to their initial weights until no issuer exceeds 20% of the Underlying Index or those issuers with weights above 4.5% don’t in aggregate exceed 45% of the weight of the Underlying Index.

Additional information about the Underlying Index, including the components and weightings, as well as the rules that govern inclusion and weighting, is available at www.solactive.com by clicking on the “Equity Indexing” link at the top of the page, then clicking on the “Custom Indices” link on the left hand column, and then scrolling down the alphabetical listings to the “Solactive China Large-Cap Index” link. The index rules can then be accessed under “Documents” at the bottom of the page by clicking the “Guideline” link.

The Adviser generally follows a “replication strategy,” that is, it invests substantially all of its investments (and at least 90%) in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index. If it is not possible for the Adviser to acquire component securities due to limited availability or regulatory restrictions, the Adviser may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy, meaning the Fund generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund may from time to time invest up to 10% of its total assets in securities other than component securities of the Underlying Index, such as short-term U.S. Treasuries (treasuries with a maturity date of two years or less) and money market instruments to the extent that the Adviser believes such investments should help the Fund’s overall portfolio track the Underlying Index.

Concentration Policy: The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. As of March 8, 2016, the Underlying Index was concentrated in companies in the technology industry (as categorized in accordance with the “FactSet Economy” industry classification system employed by the Index Provider).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Concentration Policy: The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. As of March 8, 2016, the Underlying Index was concentrated in companies in the technology industry (as categorized in accordance with the “FactSet Economy” industry classification system employed by the Index Provider).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus (the “Prospectus”)) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Decisions by market makers or Authorized Participants to reduce their role or step away from these activities in time of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the ETF’s portfolio securities and the ETF’s market price. This reduced effectiveness could result in ETF shares trading at discounts from NAV and also in greater than normal intraday bid/ask spreads for the ETF’s shares.

Cash Transaction Risk. The Fund may effect creations and redemptions for cash, rather than for in-kind securities. If the Fund effects redemptions for cash, rather than for in-kind securities, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process to a greater extent.

China Investing Risk. Investments in Chinese issuers subject the Fund to risks specific to China. The Chinese economy is subject to a considerable degree of economic, political and social instability:
Political and Social Risk. The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s growing income inequality and worsening environmental conditions also are factors that may affect the Chinese economy.

Government Control and Regulations. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. There can be no assurance these reforms will continue or that they will be effective. Despite recent reform and privatizations, significant regulation of investment and industry is still pervasive, including restrictions on investment in companies or industries deemed to be sensitive to particular national interests, and the Chinese government may restrict foreign ownership of Chinese corporations and/or repatriate assets. Limitations or restrictions on foreign ownership of securities may have adverse effects on the liquidity and performance of the Fund, and could lead to higher tracking error. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, a lack of publicly available information, and political and social instability.

Economic Risk. The Chinese economy has grown rapidly during the past several years and there is no assurance that this growth rate will be maintained. In fact, the Chinese economy may experience a significant slowdown as a result of, among other things, a deterioration in global demand for Chinese exports, as well as contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation or economic recessions, which would have a negative effect on its economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates.

Expropriation Risk. The Chinese government maintains a major role in economic policymaking and investing in China involves risk of loss due to expropriation, nationalization, or confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

Chinese Equity Markets. The Fund may invest in H-Shares (securities of companies incorporated in the People’s Republic of China (“PRC”) that are denominated in Hong Kong dollars and listed on the Hong Kong Exchange) and N-Shares (securities of companies incorporated in the PRC and certain foreign jurisdictions, which are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues or allocate substantial assets in the PRC and listed for foreign investment on stock exchanges in the United States). The Fund may also invest in certain Hong Kong listed securities known as Red-Chips (securities issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC and derive substantial revenues or allocate substantial assets in the PRC) and P-Chips (securities issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues or allocate substantial assets in the PRC). The issuance of N-Shares and H-Shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a main land Chinese company issues N-Shares, Red-Chips or P-Chips to obtain quick access to international listing and international capital. All of these share mechanisms are relatively untested and subject to political and economic policy in China. Chinese securities have recently experienced substantial volatility, which is expected to continue in the future.

Hong Kong Political Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (SAR) of the PRC under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.

Emerging Market Risk. China is considered to be an emerging market that demonstrates significantly higher volatility from time to time in comparison to developed markets. The Fund’s investments in China may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.
Currency Risk. The Underlying Index will consist of, and the Fund will therefore invest in, securities denominated in U.S. dollars (“USD”) and Hong Kong Dollars (“HKD”). Because the Fund’s NAV is determined on the basis of the U.S. dollar, the Fund’s investments denominated in Hong Kong Dollars may lose value if the Hong Kong Dollar depreciates against the U.S. Dollar or if there are delays or limits on converting Hong Kong Dollars to U.S. Dollars, even if the values of the Fund’s holdings denominated in Hong Kong Dollars increase. Currency exchange rates can be volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, which could have a significant negative impact on the Fund.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories.

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, and the Fund’s other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Geographic Risk. A natural or other disaster could occur in China. China is located in a part of the world that has historically been prove to natural disasters such as earthquakes, typhoons, hurricanes and tsunamis and is economically sensitive to environmental events. Any such event may cause an adverse impact on the Fund and the companies to which it has exposure.

Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, which may have an adverse impact on the Fund.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer Risk. The Fund’s performance depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline.

Large-Capitalization Companies Risk. The Fund may invest in large-cap segments of the Chinese equity market. Large-cap stocks of companies in more developed markets have tended to go in and out of favor based on market and economic conditions, and the same may hold true for stocks of Chinese issuers. During a period when large-cap Chinese stocks fall behind other types of investments – mid- or small-cap stocks, for instance – the Fund’s large-cap holdings could reduce performance.

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies in more developed markets may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid. The same may hold true for Chinese issuers.

National Closed Market Trading Risk. The underlying securities held by the Fund will generally trade on foreign exchanges that are closed when the U.S. securities exchange on which the Fund’s shares trade (BATS Global Markets, Inc. (“BATS”)) is open, which may result in deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). This could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds (“ETFs”).

New Fund Risk. There can be no assurance that the Fund will grow or maintain an economically viable size. If the Fund does not reach an economically viable size, the Board of Trustees of the Fund could decide to liquidate the Fund.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in stocks of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk. The Fund is not actively managed and therefore will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index.

Privatization Risk. China has privatized, or has begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Through its portfolio companies’ trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Secondary Market Trading Risk. An investment in the Fund faces numerous risks from its shares being traded in the secondary market, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.
Trading Issues. Although Fund shares are listed for trading on the BATS, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the BATS, make trading in shares inadvisable. There can be no assurance that the requirements of the BATS necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the BATS. It cannot be predicted whether Fund shares will trade below, at or above their NAV.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.
Security Risk. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s security may cause uncertainty in these markets and may adversely affect their economies and the Fund’s investments.

Stock Market Risk. The values of common stocks in the Underlying Index could decline generally or could underperform other investments.

Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% or more of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. When the Underlying Index is concentrated in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of the Underlying Index, and the Fund’s efforts to replicate the Underlying Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index.

U.S. Economic Risk. The United States is a significant trading partner of, or foreign investor in, China, and the Chinese economy may be particularly affected by changes in the U.S. economy. A decrease in U.S. imports, new trade regulations, changes in the U.S. dollar exchange rate or an economic slowdown in the United States may have a material adverse effect on the Chinese economy and, as a result, securities to which the Fund has exposure.

Valuation Risk. The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets, or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in stocks of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.pointbreakETFs.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once available, the Fund’s performance information will be accessible on the Fund’s website at www.pointbreakETFs.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pointbreakETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Pointbreak China Index Fund | Pointbreak China Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.36%	[1],[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%	[1],[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.36%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 36
3 years	rr_ExpenseExampleYear03	$ 146	[3]

[1]	Pointbreak Advisers LLC (the "Adviser") has contractually agreed to waive or reduce its fees and to reimburse the Fund for its expenses until December 31, 2017, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) of the Fund are limited to 0.36% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Adviser. The Adviser is permitted to recoup from the Fund previously waived advisory fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed, as long as such recoupment does not cause the Fund's Operating Expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed or at the time of recoupment. The Expense Limitation Agreement may not be terminated by any of the parties to the Agreement, including the Board of Trustees, prior to December 31, 2017.
[2]	The Other Expenses are estimated amounts for the current fiscal year, as the Fund has not commenced operations as of the date of this prospectus.
[3]	The 3-Year example is calculated with the expectation that the Expense Limitation Agreement will not be in place after December 31, 2017.